NONCONTROLLING INTEREST- Additional Information (Details) - shares	1 Months Ended
	Jun. 30, 2016	Dec. 31, 2016	May 31, 2016
L&A International Holding Limited
Noncontrolling Interest
Equity interest owned by company	58.10%	37.00%	10.40%
Ordinary shares of L&A	723,313,020
Stock split ratio	one-to-five stock split
Percentage of shares received related to payment of service fee to third party consultant	6.00%
Ordinary shares of L&A, gross	769,481,940
Red 5 Studios, Inc. ("Red 5") | MOU
Noncontrolling Interest
Equity interest owned by company	30.60%